SHAREHOLDER'S COMPENSATION	12 Months Ended
Dec. 31, 2020
SHAREHOLDER'S COMPENSATION
SHAREHOLDER'S COMPENSATION

NOTE 29 - SHAREHOLDER'S COMPENSATION

	12/31/2020	12/31/2019
Dividends for the fiscal year 2020	1,507,139	—
Dividends for the fiscal year 2019	—	2,540,567
Unclaimed dividends (a)	28,391	19,569
Minimum required dividends for the year	11,628	15,080
Total	1,547,158	2,575,216

(a)The balances of "Dividends retained in previous years" and "Minimum mandatory dividends" were transferred to "Unclaimed dividends".

On July 29, 2020, Eletrobras approved the payment of dividends from shareholders holding class “A” and “B” shares, both common and preferred. The approved amounts, as proposed by management, totalling R$ 490,210 for class “A” and “B” preferred shares, and R$ 2,050,357 for common shares, generating unit dividends of R$ 2.2478, R$ 1.7499 and R$ 1.5909, respectively. Dividends were paid on September 9, 2020, totalling R $ 2,579,579, which includes monetary restatement. Of the total amount due to shareholders, the portion of R $ 13,616 was not claimed.

Accounting policy

The company has a Dividend Distribution Policy which, in line with the Bylaws, ensures its shareholders the right, in each year, to dividends and / or interest on equity not less than 25% of the adjusted net income, pursuant to the Brazilian Corporate Law, subsequent amendments do not authorize the capital reserve to be used to pay dividends.

The amount of dividends above the mandatory minimum established by law or other legal instrument, not yet approved by the general meeting, is presented in Shareholders' Equity, in a specific account called proposed additional dividends.

Preferred shares will participate, under equal conditions, with common shares in the distribution of dividends distributed in each fiscal year, after ordinary shares are assured a dividend equal to the lowest of those attributed to preferred classes. Preferred shares are guaranteed the right to receive dividends distributed in the fiscal year, for each share, at least 10% (ten percent) greater than that attributed to each common share in the respective year.